Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

19.  Equity

As of December 31, 2022, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(13,452,393)	(13,452,393)	(1)
	24,180	1,152,500,104	1,152,524,284

(1)  The number of forfeited shares as of December 31, 2022 were 103,712, which are included in treasury shares.

As of December 31, 2021, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	1,108,452,326	1,108,462,804
Series B shares (1)	13,702	57,500,171	57,513,873
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(9,904,197)	(9,904,197)	(1)
	24,180	1,156,048,300	1,156,072,480

(1)  The number of forfeited shares as of December 31, 2021 were 551,732, which are included in treasury shares.

On December 11, 2020, the Company announced the closing of an upsized primary follow-on equity offering in which the Company offered 134,000,000 of its Ordinary Participation Certificates (Certificados de Participación Ordinarios), or CPOs, in the form of American Depositary Shares, or ADSs, at a price to the public of US$11.25 per ADS in the United States and other countries outside of Mexico, pursuant to the Company’s shelf registration statement filed with the Securities and Exchange Commission. In connection with the offering, the underwriters exercised their option to purchase up to 20,100,000 additional CPOs in the form of ADSs. Each ADS represents 10 CPOs and each CPO represents a financial interest in one Series A share of common stock of the Company.

The net proceeds of US$164.4 million (after the deduction of the underwriters´ commission and expenses payable by the Company) obtained from the offering are to be used for general corporate purposes. The increase in capital stock amounted US$164.4 million.

On December 20, 2021, one of the Company´s shareholders concluded the conversion of 30’538,000 Series B Shares for the equivalent number of Series A Shares. This conversion had not impact either on the total number of outstanding shares nor on the earnings-per-share calculation.

All shares representing the Company’s capital stock, either Series A shares or Series B shares, grant the holders the same economic rights and there are no preferences and/or restrictions attaching to any class of shares on the distribution of dividends and the repayment of capital. Holders of the Company’s Series A common stock and Series B common stock are entitled to dividends when, and if, declared by a shareholders’ resolution. The Company’s revolving line of credit with Santander and Bancomext limits the Company’s ability to declare and pay dividends if the Company fails to comply with the payment terms thereunder. Only Series A shares from the Company are listed.

During the years ended December 31, 2022, 2021 and 2020 the Company did not declare any dividends.

In accordance with the Mexican Corporations Act, the Company is required to allocate at least 5% of the net income of each year to increase the legal reserve. This practice must be continued until the legal reserve reaches 20% of capital stock. As of December 31, 2022 and 2021, the Company’s legal reserve was US$17,363, or 8.5% and 8.5% respectively of our capital stock.

For the years ended December 31, 2022, 2021 and 2020, we did not allocate any amount to our legal reserve fund. As of December 31, 2022, 2021 and 2020 the Company’s legal reserve has not reached the 20% of its capital stock.

Any distribution of earnings in excess of the net tax profit account (Cuenta de utilidad fiscal neta or “CUFIN”) balance will be subject to corporate income tax, payable by the Company, at the enacted income tax rate at that time. A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014. Dividends paid will be free of Income taxes if they come from the (“CUFIN”). Dividends that exceed the CUFIN and the CUFINRE will cause a tax equivalent to 42.86%. Dividends paid that come from profits by the ISR will not be subject to any withholding or additional payment of taxes.

Shareholders may contribute certain amounts for future increases in capital stock, either in the fixed or variable capital. Said contributions will be kept in a special account until the shareholders meeting authorizes an increase in the capital stock of the Company, at which time each shareholder will have a preferential right to subscribe and pay the increase with the contributions previously made. As it is not strictly regulated in Mexican law, the shareholders meeting may agree to return the contributions to the shareholders or even set a term in which the increase in the capital stock must be authorized. As of December 31, 2022 and 2021, the Company had balance of US$0.1 and US$0.1, respectively.

a)   (Loss) earnings per share

Basic (loss) earnings per share (“LPS or EPS”) amounts are calculated by dividing the net (loss) earnings for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted ( LPS) EPS amounts are calculated by dividing the (loss) earnings attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares, if any), by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares (to the extent that their effect is dilutive).

The following table shows the calculations of the basic and diluted earnings income per share for the years ended December 31, 2022, 2021 and 2020.

	As of December 31,
	2022		2021		2020
Net (loss) income for the period	US$	(80,224)	US$	106,453	US$	(191,722)
Weighted average number of shares outstanding (in thousands):
Basic		1,155,030		1,152,256		1,004,965
Diluted		1,165,135		1,165,612		1,021,286
LPS – EPS:
Basic	US$	(0.069)	US$	0.092	US$	(0.191)
Diluted	US$	(0.069)	US$	0.091	US$	(0.188)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.